DEBT - Total Debt (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt
Long-term debt, current portion	$ 60,001	$ 27,656
Long-term debt, non-current portion	636,849	644,723
Total debt	696,850	672,379
Senior Notes
Debt
Long-term debt, current portion	60,001	27,656
Long-term debt, non-current portion	636,849	$ 644,723
Total debt	$ 696,850